STOCK OPTIONS AND RESTRICTED STOCK (Details) (Stock option, USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Stock option
Stock option transactions
Number of shares reserved for future grants	307,779	340,640
Shares reserved that were approved by shareholders at the annual meeting		350,000
Number of members of the board of directors in stock option committee	2
Exercisable period	10 years
Shares
Outstanding at the beginning of the period (in shares)	75,022	188,441
Forfeited (in shares)		(113,419)
Outstanding at the end of the period (in shares)	75,022	75,022	188,441
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 19.69	$ 13.28
Forfeited (in dollars per share)		$ 9.30
Outstanding at the end of the period (in dollars per share)	$ 19.69	$ 19.69	$ 13.28
Weighted-Average Remaining Contractual Term (Years)
Outstanding at the end of the period	2 years 11 days	3 years 11 days	1 year 8 months 12 days